Business Combinations - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Re-measurement gain relating to pre-existing equity interest	¥ 123	$ 19		¥ 630
Purchase consideration	3,500	$ 536	¥ 1,200
Goodwill	22,248		18,250	¥ 18,536	$ 3,410
Business Combinations 2019
Business Acquisition [Line Items]
Goodwill	¥ 4,000		¥ 978		$ 613